Brian M. Katz
direct dial: 215.981.4193
katzb@pepperlaw.com

FOIA Confidential Treatment Request Under 17 C.F.R. §200.83

November 17, 2006

VIA FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Mail Stop 4561
Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director Rebekah Toton, Staff Attorney Stephen Krikorian, Accounting Branch Chief Chris White, Accountant

Re:	MEDecision, Inc. Request for Confidential Treatment for Responses to Comments to Amendment No. 3 to the Registration Statement on Form S-1 (Registration No. 333-136532)

Ladies and Gentlemen:

On behalf of MEDecision, Inc. (the “Company”), in connection with the submission of a letter dated the date hereof (the “Response Letter”) to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in response to the Commission’s letter dated November 14, 2006 (the “Comment Letter”) regarding the Company’s Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-136532) filed with the Commission on October 31, 2006 (the “Registration Statement”), the undersigned respectfully submits this confidential treatment request pursuant to Rule 83 promulgated by the Commission, 17 C.F.R. §200.83 (“Rule 83”).

Enclosed please find four (4) complete copies of the Response Letter, with the confidential portions bracketed and marked confidential (the “Confidential Portions”). The Confidential Portions have been excluded from the version of the Response Letter electronically filed via EDGAR. For your convenience, also enclosed are four (4) copies of the Response Letter as filed electronically on EDGAR.

Securities and Exchange Commission
November 14, 2006

Please note that we have also sent a copy of this application, without enclosures, to the Office of Freedom of Information and Privacy Act Operations.

The Confidential Portions include portions of the responses to Comments 10 and 11 to the Response Letter.

The Confidential Portions constitute matters of business confidentiality or financial information within the purview of Rule 83 and the Freedom of Information Act (“FOIA”). The Company hereby requests confidential treatment of such information in accordance with Rule 83.

On behalf of the Company, we also request pursuant to Release No. 6241 under the Securities Act of 1933 (the “Securities Act”) and Rule 83, that the Confidential Portions receive confidential treatment under the FOIA because the Confidential Portions involve commercial, business and financial information that is privileged and confidential.

We also request that neither the Confidential Portions nor the fact that the Staff of the Commission is or was in possession of the Confidential Portions be disclosed in response to any request under the FOIA, the Commission’s rules or otherwise, and further that you notify the undersigned of any such request so that the Company may substantiate its request for confidential treatment pursuant to Rule 83. In addition, the Company is providing the Confidential Portions solely to the Commission and does not consent to disclosure of any of the Confidential Portions to third parties, including without limitation any federal, state or local governmental agency.

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

All notices regarding this request should be sent to:

MEDecision, Inc.
Attention: Carl E. Smith
Executive Vice President and Chief Financial Officer
601 Lee Road
Chesterbrook Corporate Center
Wayne, Pennsylvania 19087
Telephone: (610) 540-0202
Facsimile: (610) 540-0272

Securities and Exchange Commission
November 14, 2006

With a copy to:

Pepper Hamilton LLP Attention: Brian M. Katz, Esq. 3000 Two Logan Square Eighteenth and Arch Streets Philadelphia, Pennsylvania 19103 Telephone: (215) 981-4000 Facsimile: (215) 981-4750

Please contact me at (215) 981-4193 if you have any questions regarding this confidential treatment request.

Very truly yours,

/s/ Brian M. Katz
Brian M. Katz
of PEPPER HAMILTON LLP

Enclosures

cc:	Freedom of Information Act Officer (w/o enclosures) Carl E. Smith, MEDecision, Inc. (w/o enclosures)